Schedule of Fair Value Significant Unobservable Inputs (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Probabilities of Conversion Provisions [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	10	10	5
Probabilities of Conversion Provisions [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	90	90	67.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Time period to maturity, years	1 year 4 months 2 days	1 year 4 months 28 days	2 years 4 months 28 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	2 months 8 days	3 months	9 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated timing of conversion, years	1 year 4 months 2 days	1 year 4 months 28 days	2 years 4 months 28 days
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-adjusted discount rate	7.8	6.1	2.9